Stock appreciation rights ("SARs") (Details Textual) - shares					1 Months Ended	3 Months Ended
	Jan. 15, 2016	Mar. 06, 2015	Sep. 02, 2014	Mar. 12, 2014	Aug. 01, 2013	Mar. 31, 2018
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One						400.00%
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition Two						500.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	205,519	37,797	5,595	22,118	1,078,125
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						1,349,154
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						5,779